Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Revenues and Adjusted EBITDA by Segment

Information by segment and reconciliations to the consolidated income statement are set forth below:

(millions of U.S. dollars)	Legal Professionals		Corporates		Tax, Audit & Accounting Professionals		Reuters		Global Print		Eliminations/ Rounding		Total
Year ended December 31,	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Revenues	2,868	2,922	1,987	1,844	1,302	1,165	853	832	490	519	(24)	(24)	7,476	7,258
Staff costs(1)	(874)	(936)	(733)	(678)	(359)	(327)	(468)	(439)	(156)	(171)	-	-	(2,590)	(2,551)
Goods and services(1)	(499)	(539)	(414)	(396)	(298)	(267)	(177)	(166)	(115)	(125)	24	24	(1,479)	(1,469)
Other expenses	(139)	(146)	(124)	(105)	(42)	(44)	(34)	(33)	(34)	(35)	-	-	(373)	(363)
Fair value adjustments on acquired deferred revenue	-	1	-	6	20	-	-	2	-	-	-	-	20	9
Reportable segments adjusted EBITDA	1,356	1,302	716	671	623	527	174	196	185	188	-	-	3,054	2,884
Corporate costs													(118)	(105)
Remove fair value adjustments on acquired deferred revenue													(20)	(9)
Fair value adjustments (see note 5)													(18)	17
Depreciation													(111)	(113)
Amortization of software													(721)	(618)
Amortization of other identifiable intangible assets													(98)	(91)
Other operating gains, net													164	144
Operating profit													2,132	2,109
Net interest expense													(143)	(125)
Other finance (costs) income													(55)	45
Share of post-tax (losses) earnings in equity method investments													(28)	40
Tax (expense) benefit													(423)	123
Earnings from continuing operations													1,483	2,192

Refer to note 5 for components of staff costs and definition of goods and services.
Summary of Revenues by Classes of Similar Products or Services

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Electronic, software & services	6,986	6,739
Global Print	490	519
Total	7,476	7,258

Summary of geographical information

Non-current Assets by Geography

The following table presents non-current assets by geography:

Geographic Information(1)	Non-Current Assets(2)
	December 31,
(millions of U.S. dollars)	2025	2024
U.S.	7,255	7,190
Canada	1,023	1,014
Other	188	177
Americas	8,466	8,381
Switzerland	2,610	2,074
U.K.	1,500	1,431
Other	662	639
EMEA	4,772	4,144
Asia Pacific	101	104
Total	13,339	12,629

(1)
Canada represents the Company's country of domicile. Americas represents North America, Latin America and South America and EMEA represents Europe, Middle East and Africa.
(2)
Non-current assets are primarily comprised of property and equipment, software, other identifiable intangible assets, goodwill and investments in equity method investees.